Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)		Common Stock [Member] CNY (¥) shares		Receivables from Stockholder [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserve [Member] CNY (¥)	Accumulated other comprehensive income CNY (¥)	Retained Earnings [Member] CNY (¥)
Balance at Dec. 31, 2020		¥ 34,193			¥ 1	[1]	¥ (1)	¥ 50,518			¥ (16,325)
Balance, Shares at Dec. 31, 2020 | shares	[1]				100,000,000
Net income/(loss) and total comprehensive income for the year		450,144									450,144
Foreign currency translation		0
Appropriations to statutory reserve									¥ 43,674		(43,674)
Capital injection		4,000						4,000
Issuance of ordinary shares		100,000			¥ 0	[1],[2]		100,000
Issuance of ordinary shares, shares | shares	[1]				17,647,000
Contribution from the then shareholder for the reorganization		602						602
Distribution from the then shareholders for the reorganization		(10,543)						(10,543)
Balance at Dec. 31, 2021		578,396			¥ 1	[1]	(1)	144,577	43,674		390,145
Balance, Shares at Dec. 31, 2021 | shares	[1]				117,647,000
Net income/(loss) and total comprehensive income for the year		355,201									355,201
Foreign currency translation		0
Appropriations to statutory reserve									3,804		(3,804)
Balance at Dec. 31, 2022		933,597			¥ 1	[1]	(1)	144,577	47,478		741,542
Balance, Shares at Dec. 31, 2022 | shares	[1]				117,647,000
Share-based compensation expense		3,474						3,474
Net income/(loss) and total comprehensive income for the year		(26,795)	$ (3,776)								(26,795)
Foreign currency translation		1,838	259	[3]						¥ 1,838
Appropriations to statutory reserve									787		(787)
Issuance of ordinary shares		38,211			¥ 0	[1],[2]		38,211
Issuance of ordinary shares, shares | shares	[1]				2,229,032
Balance at Dec. 31, 2023		¥ 950,325	$ 133,851		¥ 1	[1]	¥ (1)	¥ 186,262	¥ 48,265	¥ 1,838	¥ 713,960
Balance, Shares at Dec. 31, 2023 | shares	[1]				119,876,032

[1]	Retroactively restated for the stock subdivision as described in Note 1.
[2]	Represents amount less than RMB 1,000.
[3]	The reclassification of amortization of other income and interest expense and guarantee fee to other income, net can be referenced in Note 2(ad).